Consolidated balance sheet - CAD shares in Millions, CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	CAD 967	CAD 813
Accounts receivable (Note 29)	2,093	1,400
Due from affiliates (Note 29)	0	2,476
Inventories	368	323
Assets held for sale (Note 6)	3,717	20
Other (Note 7)	908	1,338
Total Current Assets	8,053	6,370
Plant, Property and Equipment (Note 8)	54,475	44,817
Equity Investments (Note 9)	6,544	6,214
Regulatory Assets (Note 10)	1,322	1,184
Goodwill (Note 11)	13,958	4,812
Intangible and Other Assets (Note 12)	2,947	3,096
Restricted Investments	642	351
Total Assets	87,941	66,844
Current Liabilities
Notes payable (Note 13)	774	1,218
Accounts payable and other (Notes 14 and 29)	3,876	2,661
Dividends payable	491	370
Due to affiliates (Note 29)	2,358	311
Accrued interest	595	520
Liabilities related to assets held for sale (Note 6)	86	39
Current portion of long-term debt (Note 17)	1,838	2,547
Total Current Liabilities	10,018	7,666
Regulatory Liabilities (Note 10)	2,121	1,159
Other Long-Term Liabilities (Note 15)	1,183	1,260
Deferred Income Tax Liabilities (Note 16)	7,662	5,144
Long-Term Debt (Note 17)	38,312	28,909
Junior Subordinated Notes (Note 18)	3,931	2,409
Total Liabilities	63,227	46,547
Common Units Subject to Rescission or Redemption (Note 19)	1,179	0
EQUITY
Common shares, no par value (Note 20)	CAD 20,981	CAD 16,320
Common shares issued (in shares)	859	779
Additional paid-in capital	CAD 211	CAD 210
Retained earnings	1,577	2,989
Accumulated other comprehensive loss (Note 22)	(960)	(939)
Controlling Interests	21,809	18,580
Non-controlling interests (Note 19)	1,726	1,717
Total Equity	23,535	20,297
Total Liabilities and Equity	CAD 87,941	CAD 66,844